Summary of significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2017
Land [Member]
Useful lives or depreciation rates, property, plant and equipment (In years)	Indefinite
Buildings and Constructions [Member]
Useful lives or depreciation rates, property, plant and equipment (In years)	20 to 60
Machinery and Equipment [Member]
Useful lives or depreciation rates, property, plant and equipment (In years)	10 to 25
Fumiture and Accesories [Member]
Useful lives or depreciation rates, property, plant and equipment (In years)	5 to 10
Other Equipment (coolers and mayolicas) [Member]
Useful lives or depreciation rates, property, plant and equipment (In years)	5 to 8
Glass Containers, and Plastic Containers [Member]
Useful lives or depreciation rates, property, plant and equipment (In years)	3 to 12
Vines in production [Member]
Useful lives or depreciation rates, property, plant and equipment (In years)	30